INSTITUTIONAL INVESTORS TRUST                      March 26, 1997
370 Seventeenth Street
Suite 2700
Denver, Colorado  80202
For additional information, call (800)298-3442

U.S. GOVERNMENT MONEY MARKET FUND

     This Prospectus describes the U.S. Government Money Market Fund (the "Fund"), a diversified no-load money market fund offered to municipal and other institutional investors by Institutional Investors Trust (the "Trust") (formerly FGIC Public Trust), a Delaware business trust. Shares of the Fund are sold without the imposition of Rule 12b-1 fees or other sales-related charges.

     The Fund seeks to provide investors with as high a level of current income as is consistent with the preservation of capital and liquidity by investing exclusively in obligations issued or guaranteed as to principal and interest by the U.S. Government or by any of its agencies or instrumentalities and repurchase agreements collateralized to 102% by these obligations. The Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less and seeks to maintain its net asset value per share at $1.00 for purposes of purchases and redemptions.

     Shares of the Fund are sold directly and exclusively to municipal investors which include municipalities, counties and state agencies as well as other institutional investors, including broker/dealers, corporations, investment advisers, credit unions, banks, insurance companies and other financial institutions.

     The Fund is sponsored and distributed by ALPS Mutual Funds Services, Inc. ("ALPS" or the "Administrator" or "Distributor") and is advised by GE Investment Management Incorporated ("GEIM" or the "Adviser").

     SHARES IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OR INSURER AND THEY MAY INVOLVE INVESTMENT RISKS INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

     This Prospectus sets forth concisely the information you should consider before investing in the Fund. Please read this Prospectus and keep it for future reference. Additional information about the Fund is contained in a Statement of Additional Information (the "Statement of Additional Information") which has been filed with the Securities and Exchange Commission and is available upon request without charge by writing to or calling the Trust at the address and telephone number listed above. The Statement of Additional Information bears the same date as this Prospectus and is incorporated herein by reference.






THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

                                TABLE OF CONTENTS
                                                                      Page
                                                                      ----

EXPENSE SUMMARY. . . . . . . . . . . . . . . . . . . . . . . . .        3

FINANCIAL HIGHLIGHTS . . . . . . . . . . . . . . . . . . . . . .        4

FUND OPERATIONS. . . . . . . . . . . . . . . . . . . . . . . . .        6

SUITABILITY. . . . . . . . . . . . . . . . . . . . . . . . . . .        9

MANAGEMENT OF THE FUND . . . . . . . . . . . . . . . . . . . . .        9

HOW TO INVEST IN THE FUND. . . . . . . . . . . . . . . . . . . .       10

HOW TO REDEEM SHARES . . . . . . . . . . . . . . . . . . . . . .       11

SHAREHOLDER SERVICES . . . . . . . . . . . . . . . . . . . . . .       13

TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       13

OTHER INFORMATION. . . . . . . . . . . . . . . . . . . . . . . .       14

EXPENSE SUMMARY

     The summary below shows shareholder transaction expenses imposed by the Fund and annual Fund operating expenses based on the actual operating expenses for the fiscal year ended April 30, 1996, adjusted to reflect current fees of the Fund. A hypothetical example based on the summary is also shown. "Shareholder Transaction Expenses" are charges you pay when buying or selling shares of the Fund whereas "Annual Fund Operating Expenses" are paid out of the Fund's assets and include fees for portfolio management, Fund administration and other services.

SHAREHOLDER TRANSACTION EXPENSES:

     Maximum Sales Load on Purchases
     of Fund Shares                        None
     Deferred Sales Load                   None
     Redemption Fees                       None
     Exchange Fee                          None


ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

     The Management Fees described in the table below are based upon the average daily net assets of the Fund for the fiscal year ended April 30, 1996. Management Fees may be higher to the extent the Fund's average net assets exceed $500 million. Please read the following Annual Fund Operating Expenses summary and accompanying footnotes carefully before investing.


     Management Fees(1)
                                                              0.04%
     12b-1 Fees                                               None
     All Other Expenses(2)
       (Net of Reimbursements)                                0.16%
                                                              ----
     Total Fund Operating Expenses
       (Net of Fee Waivers and Reimbursements)(2)             0.20%
                                                              ----
                                                              ----



     (1) The Fund is obligated to pay management fees to GEIM at the maximum annual rate of 0.08% of the Fund's average net assets. Under its Investment Advisory Agreement with the Fund, GEIM is entitled to receive management fees of 0.04% on the first $500 million of average net assets of the Fund, 0.06% on the next $500 million and 0.08% on average net assets in excess of $1 billion.

     (2) The amount for "All Other Expenses" includes administration fees payable to the Administrator calculated daily and payable monthly, at an annual rate of the greater of $90,000 or 0.18% of average daily net assets of the Trust up to $500 million, 0.15% of average daily net assets of the Trust in excess of $500 million up to $1 billion and 0.12% of average daily net assets of the Trust in excess of $1 billion. The Administrator has stated that it will voluntarily waive a portion of the administration fees otherwise payable by the Fund, as well as voluntarily assume a portion of the Fund expenses, to the extent necessary for the Fund to maintain a total expense ratio of not more than 0.20% of the average net assets of the Fund. Without this voluntary fee waiver and assumption of expenses, and assuming payment of the maximum management fee, All Other Expenses and Total Fund Operating Expenses would be 0.44% and 0.52%, respectively, of the average net assets of the Fund. The Administrator reserves the right to modify or terminate the fee waiver and assumption of expenses at any time.

     THE FOLLOWING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. THE EXPENSES SET FORTH ABOVE AND THE EXAMPLE SET FORTH BELOW REFLECT THE NON-IMPOSITION OF CERTAIN FEES AND EXPENSES. THE ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

EXAMPLE:

     Based upon the above summary of expenses and assuming a 5% annual rate of return, redemption at the end of each time period and the reinvestment of all dividends and distributions, you would pay the following expenses on a $2,000,000 investment in the Fund.

     1 Year                          $4,100
     3 Years                        $12,899
     5 Years                        $22,563
     10 Years                       $51,079

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OTHER INFORMATION:

     The Expense Summary and Example are intended to help you understand the expenses you would bear either directly (as with the Transaction Expenses) or indirectly (as with the Annual Fund Operating Expenses) as a Fund shareholder. As stated above, the Fund does not impose any sales-related charges in connection with purchases of its shares, although certain service institutions may charge their clients fees in connection with purchases and sales for the accounts of their clients. These fees are in addition to the expenses shown in the Expense Summary and Example. For a more complete description of the Fund's operating expenses, see "Management of the Fund" in this Prospectus and the Statement of Additional Information.


FINANCIAL HIGHLIGHTS

     The financial highlights have been derived from the Fund's financial statements, which have been audited by Deloitte & Touche LLP, independent auditors, whose report on the financial statement of the Fund is included in the Statement of Additional Information. The financial highlights reflect the operations of the Fund as the Short-Term U.S. Government Income Fund when it was not a money market fund and had different investment policies and expenses, and a fluctuating net asset value not maintained at $1.00 per share. The Fund was changed to a money market fund on July 10, 1996 following a special meeting of the Fund's shareholders on June 27, 1996. The financial highlights also reflect the operations of the Fund while the Fund's investment adviser was FGIC Advisors, Inc. GEIM was approved as the Fund's investment adviser at a Special Meeting of shareholders of the Fund on March 21, 1997. You should read the financial highlights with the financial statements and related notes included in the Statement of Additional Information. Further information about the performance of the Fund is available in the annual report to shareholders. You may obtain both the Statement of Additional Information and the annual report to shareholders free of charge by calling or writing to the Trust at the telephone or address listed on the first page.

THE FINANCIAL HIGHLIGHTS CONTINUE ON PAGE 5.

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FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT MONEY MARKET FUND
Selected data for a share of beneficial interest outstanding throughout the periods indicated:

                                                                   For the Year Ended     For the Period Ended
                                                                     April 30, 1996         April 30, 1995(1)
                                                                     --------------         -----------------
Net asset value - beginning of period                                     9.97                   $10.00
-------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                     0.55                     0.44
Net realized and unrealized loss on investments                           0.00                    (0.03)
-------------------------------------------------------------------------------------------------------------
Total income from investment operations                                   0.55                     0.41
-------------------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                                     (0.55)                   (0.44)
-------------------------------------------------------------------------------------------------------------

Net asset value - end of period                                          $9.97                    $9.97
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Total Return                                                              5.65%                    4.73%(2)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000)                                        $31,082                  $41,893
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Ratio of expenses to average net assets                                   0.60%                    0.45%(2)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Ratio of net investment income to average net assets                      5.38%                    5.23%(2)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Ratio of expenses to average net assets without fee waivers               0.85%                    0.65%(2)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Ratio of net investment income to average net assets without fee waivers  5.12%                    5.03%(2)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Portfolio turnover rate (3)                                               0.00%                  827.35%(2)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

(1) Operations commenced on June 7, 1994.
(2) Annualized.
(3) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended April 30, 1996 were $11,996,249 and $0, respectively.

FUND OPERATIONS

     At a special meeting held on June 27, 1996, the shareholders of the Fund approved changing the investment objective and investment policies of the Fund consistent with their approval to operate the Fund as a money market fund.

INVESTMENT OBJECTIVE

     The Adviser will use its best efforts to achieve the investment objective of the Fund as described below, although the achievement of the investment objective, of course, cannot be assured. You should not consider the Fund, by itself, to be a complete investment program. The Fund is a diversified, open-end management investment company.

     The Fund's investment objective is to seek as high a level of current income as is consistent with the preservation of capital and liquidity. The securities held by the Fund have remaining maturities of thirteen months or less. The average weighted maturity of the securities held by the Fund will not exceed 90 days. The Fund's investment objective may not be changed without approval of a majority of the Fund's outstanding shares.

     In seeking to achieve its investment objective, the Fund will invest exclusively in obligations issued or guaranteed as to principal and interest by the U.S. Government or by any of its agencies or instrumentalities, and may engage in repurchase agreement transactions with respect to such obligations.

     U.S. Government securities are high quality debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. Some U.S. Government securities, such as those issued by the Federal National Mortgage Association, are supported by an instrumentality's or agency's right to borrow money from the U.S. Treasury under certain circumstances. Other U.S. Government securities may be supported only by the credit of the entity that issues them. Due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund. Neither the United States, nor any agency or instrumentality thereof, has guaranteed, sponsored or approved the Fund or its shares. The Fund will seek to maintain a stable net asset value at $1.00 per share. There is no assurance that the Fund's investment objectives will be achieved.

      The Fund, may, consistent with its respective investment objective and policies, invest in mortgage-related securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

     Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association and government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If the Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. To an even greater extent than other interest-bearing securities, the prices of such securities may be extremely sensitive to, and inversely affected by, changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the Fund. Lower than estimated prepayments from an increase in interest rates might alter the expected average life of such securities and increase volatility. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return that the Fund will receive when these amounts are reinvested.

INVESTMENT POLICIES

     Securities held by the Fund may be subject to repurchase agreements. A repurchase agreement is a transaction in which the Fund agrees to purchase portfolio securities from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price. Although the securities subject to a repurchase agreement might bear maturities exceeding thirteen months, the Fund will only enter into repurchase agreements with maturities in excess of seven days in cases where a liquidity feature, such as a put option, permits the

Fund to liquidate or terminate the repurchase agreement within seven days. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the repurchase agreement at not less than 102% of the principal value of the repurchase agreement, including any accrued interest earned on the repurchase agreement, and that the Fund's custodian or subcustodian will take possession of such collateral. The seller will collateralize the repurchase agreement with U.S. Treasury obligations and other direct obligations of the U.S. Government or its agencies or instrumentalities. Default by or bankruptcy of the seller may, however, expose the Fund to possible loss because of adverse market action or delay or transaction costs in connection with the disposition of the underlying obligations. The Fund may enter into agreements with a single counterparty that constitutes more than 5% of Fund assets.

     The Fund may, in certain cases, calculate the maturity of a security with a floating or variable rate or a demand feature in the manner specified in Rule 2a-7 under the Investment Company Act, with the effect that the maturity is deemed to be shorter than its final date.

     The Fund intends to purchase U.S. Treasury securities at auction from the Federal Reserve.

     Subject to the investment restrictions described below, the Fund may, from time to time, lend securities from its portfolio to brokers, dealers and financial institutions and receive collateral in cash or U.S. Treasury obligations which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Fund will be entitled to the interest paid upon investment of the cash collateral in its permitted investments or to the payment of a premium or fee for the loan. The Fund may at any time call such loans and obtain the securities loaned. However, if the borrower of the securities should default on its obligation to return the securities borrowed, the value of the collateral may be insufficient to permit the Fund to reestablish its position by making a comparable investment due to changes in market conditions. The Fund may pay reasonable fees to persons unaffiliated with the Fund in connection with arranging such loans. The Fund will only engage in securities lending transactions with broker-dealers registered with the Securities and Exchange Commission, or with federally supervised banks or savings and loan associations. Currently, the Fund does not intend to lend portfolio securities.

INVESTMENT RESTRICTIONS

     The Fund is subject to a number of Investment Restrictions which reflect self-imposed standards as well as federal and state regulatory limitations. These limitations are designed to minimize certain risks associated with investing in specified types of securities or engaging in certain transactions. The Investment Restrictions may be changed only by a vote of a majority of the Fund's outstanding shares.

     The Fund may not:

     1) Purchase securities other than direct obligations of the U.S. Government or its agencies or instrumentalities, some of which may be subject to repurchase agreements, and repurchase agreements collateralized to 102% by direct obligations of the U.S. Government or its agencies or instrumentalities.

     2) Make loans, except that the Fund may purchase or hold debt instruments, lend portfolio securities, and enter into repurchase agreements in accordance with its investment objective and policies.

     3) Borrow money or issue senior securities, except that the Fund may borrow from banks for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowings and in amounts not in excess of the dollar amounts borrowed or 10% of the value of the Fund's assets at the time of borrowing. The Fund may not purchase securities while its borrowings are outstanding.

     4) With respect to more than 10% of Fund assets, enter into repurchase agreements providing for settlement more than seven days after notice without a liquidity feature such as a put option, permitting the Fund to liquidate or terminate the repurchase agreement withing seven days.

     5) Purchase municipal bonds issued by an issuer any of whose outstanding bonds are insured by Financial Guarantee Insurance Corporation ("FGIC").

     6) Purchase collateralized mortgage obligations, inverse floaters or any other securities commonly known as "derivatives".

     7) Purchase illiquid securities, except for fully collateralized repurchase agreements that, because of term limitations, are deemed to be illiquid.

     8) Hold securities with remaining maturities exceeding thirteen months.

     9) Purchase reverse repurchase agreements.

DETERMINATION OF NET ASSET VALUE

     The value of the Fund's shares is referred to as "net asset value". Net asset value per share for purposes of pricing purchases and redemptions is calculated by adding the value of all securities and other assets belonging to the Fund, subtracting its liabilities and dividing the result by the number of the Fund's outstanding shares. Net asset value is determined as of 5:00 p.m. Eastern Time on each day the New York Federal Reserve and the New York Stock Exchange are open for business and as of 12:00 noon Eastern Time on each day the Public Securities Association ("PSA") recommends an early close (each such day referred to as a "Half Day"). Currently, either the New York Federal Reserve or the New York Stock Exchange is closed on New Years Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. The PSA currently recommends an early close on the business day before each day that either the New York Federal Reserve or the New York Stock Exchange observes a holiday, except for Good Friday. Additionally, the PSA recommends an early close on the business day following Independence Day and Thanksgiving Day.

     The Board of Trustees has established procedures designed to maintain a stable net asset value of $1.00 per share, to the extent reasonably possible. The Board of Trustees has approved and adopted procedures under Rule 2a-7 under the Investment Company Act of 1940, as amended, which was enacted by the SEC with the intent of stabilizing money market funds at $1.00 per share.
 Under the guidelines of Rule 2a-7, the Fund uses the amortized cost method to value its portfolio securities. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period of maturity, regardless of the impact of fluctuating interest rates on the market value of the security. Rule 2a-7 also provides that the Fund must also do a "mark-to-market" analysis, where it is determined the degree to which any variations may exist between the amortized pricing method and the actual market price of the securities in the Fund. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity.

     Rule 2a-7 also requires the Fund to maintain a dollar weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities of 13 months or less and invest only in securities determined by the Trust's Board of Trustees to be "eligible securities" and that present minimal credit risks. The Board of Trustees or its delegate reviews the portfolio securities monthly and at regularly scheduled quarterly Board of Trustees meetings. There can be no assurance that at all times the $1.00 price per share can be maintained. See the Statement of Additional Information for more details.

DIVIDENDS AND DISTRIBUTIONS

     The Fund's net income is declared daily as a dividend at the close of business on the day of declaration. Your shares begin earning dividends on the day you purchase them, and continue to earn dividends through and including the day before you redeem them. See "How to Invest in the Fund". The Fund pays dividends not later than five business days after the end of each month in the form of additional shares of the Fund, unless you elect prior to the date of distribution to receive payment in cash. Reinvested dividends and distributions receive the same tax treatment as those paid in cash. If you redeem all of your shares in the Fund, the Fund will pay your dividends in cash not later than five business days after the redemption.

SUITABILITY

     The Fund is designed as an economical and convenient professionally managed investment vehicle for institutional investors with cash balances or cash reserves who seek as high a level of current income as is consistent with preservation of capital and liquidity. The Fund is designed to meet the specific cash management needs of institutional investors such as Municipal Investors, broker/dealers, corporations, investments advisers, credit unions, banks, insurance companies and other financial institutions. "Municipal Investors" include any State, county, municipality, school district, special district or political subdivision in the United States.

     Legislation in each state sets forth guidelines and limitations with respect to investments by Municipal Investors located within the state. In addition, Municipal Investors may be subject to local laws or have their own guidelines and policies prescribing acceptable investments for cash management purposes. Each Municipal Investor planning to invest in the Fund must independently verify that the Fund meets all of the criteria of investment policies and guidelines applicable to such Municipal Investor.

     Future statutory or regulatory changes, as well as future judicial or administrative decisions and interpretations of present and future statutes and regulations could prevent a Municipal Investor from continuing its investment in the Fund. Each Municipal Investor should therefore remain aware of any changes in the applicable regulation of permitted investments.

     The Fund offers the advantages of purchasing power efficiencies and diversification of risk. Generally, in purchasing debt instruments from dealers, the percentage difference between the bid and asked price tends to decrease as the size of the transaction increases. The Fund also offers investors the opportunity to participate in a portfolio of U.S. Treasury obligations which is more diversified in terms of issuers and maturities than a portfolio a single investor may otherwise be able to invest in.

     Investment in the Fund relieves the investor of money management and administrative burdens usually associated with the direct purchase and sale of U.S. Treasury debt instruments. This includes the selection of the portfolio investments; surveying the market for the best terms at which to buy and sell; scheduling and monitoring maturities and reinvestments; receipt, delivery and safekeeping of securities; and portfolio recordkeeping.

     The Fund qualifies as an eligible investment for federally chartered credit unions pursuant to Sections 107 of the Federal Credit Union Act and Part 703 of the National Credit Union Administration Rules and Regulations. The Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and take such action as may be necessary so that the investments of the Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder. Shares of the Fund, however, may or may not qualify as eligible investments for particular state chartered credit unions. The Fund encourages each state chartered credit union to consult qualified legal counsel concerning whether the Fund is a permissible investment under


MANAGEMENT OF THE FUND

INVESTMENT ADVISER

     At a meeting held on January 20, 1997, the Trustees approved a new Investment Advisory Agreement with GEIM. The new Investment Advisory Agreement was submitted to shareholders for their consideration pursuant to a Proxy Statement dated March 3, 1997 and subsequently approved by a majority of the shareholders at a Special Meeting held on March 21, 1997. The Adviser is a wholly-owned subsidiary of General Electric Company ("GE"). The principal address of the Adviser is 3003 Summer Street, Stamford, CT 06905.

     GEIM and General Electric Investment Corporation ("GEIC"), an affiliated company of GEIM wholly-owned by GE, collectively provide investment management services to various institutional accounts with total assets, as of December 31, 1996, in excess of $57 billion, including $910 million in money market funds.

     Pursuant to the Investment Advisory Agreement, the Adviser has agreed to provide a continuous investment program for the Fund, including investment research and management with respect to the assets of the Fund. GEIM is entitled to receive management fees of 0.04% on the first $500 million of average net assets of the Fund, 0.06% on the next $500 million and 0.08% on average net assets in excess of $1 billion.

ADMINISTRATOR AND BOOKKEEPING AND PRICING AGENT

     ALPS serves as the Fund's Administrator. As Administrator, ALPS has agreed to: assist in maintaining the Fund's office; furnish the Fund with clerical and certain other services; compile data for and prepare notices and semi-annual reports to the Securities and Exchange Commission; prepare filings with state securities commissions; coordinate Federal and state tax returns; monitor the Fund's expense accruals; monitor compliance with the Fund's investment policies and limitations; and generally assist in the Fund's operations. ALPS is entitled to receive a fee from the Fund for its administrative services computed daily and payable monthly, at the annual rate of the greater of $90,000 or 0.18% of average daily net assets of the Trust up to $500 million, 0.15% of average daily net assets of the Trust in excess of $500 million up to $1 billion and 0.12% of average daily net assets of the Trust in excess of $1 billion. ALPS has stated that it will voluntarily waive a portion of the administration fees otherwise payable by the Fund, as well as voluntarily assume a portion of the Fund expenses, to the extent necessary for the Fund to maintain a total expense ratio of not more than 0.20% of the average net assets of the Fund. ALPS reserves the right to modify or terminate the fee waiver and assumption of expenses at any time.

     ALPS also serves as the Fund's Bookkeeping and Pricing Agent. In this capacity, ALPS has agreed to maintain the financial accounts and records of the Fund and to compute the net asset value and certain other financial information relating to the Fund.

CUSTODIAN

     State Street Bank and Trust Company of Connecticut, N.A., located at 750 Main Street, Suite 1114, Hartford, Connecticut 06103, serves as Custodian for the Fund.

SUB-CUSTODIAN AND TRANSFER AGENT

     State Street Bank and Trust Company, located at P.O. Box 1978, Boston, Massachusetts 02015, serves as Sub-Custodian and Transfer Agent for the Fund.

HOW TO INVEST IN THE FUND

     Shares in the Fund are distributed on a continuous basis by ALPS, the Fund's Sponsor and Distributor. ALPS has its principal office at 370 Seventeenth Street, Suite 2700, Denver, Colorado 80202 and may be reached at (800) 298-3442.

GENERAL PROCEDURES

     You may purchase Fund shares through ALPS or the Fund's Transfer Agent. Investors shall pay for their purchase of Fund shares by using the Federal Reserve Wire System. Shares of the Fund may be purchased at the net asset value next determined after an order is received and accepted. The Fund does not impose any sales-related charges in connection with purchases of shares. The Fund may discontinue offering its shares in any state without notice to shareholders.

     An initial investment in the Fund must be preceded or accompanied by a completed, signed application. The application should be forwarded to:

          Institutional Investors Trust
          P.O. Box 1978
          Boston, Massachusetts  02015

     Purchases by telephone can be made after an account has been established by the Transfer Agent. The Trust reserves the right to reject any purchase order.

PURCHASE PRICE

     Your purchase of Fund shares will be effected at the net asset value next determined after the Fund receives your purchase order in proper form and payment in the form of Federal Funds. If your order is accompanied by Federal Funds, or is converted into Federal Funds by 5:00 p.m. Eastern Time on a Business Day or 12:00 noon on a Half Day, it will be executed on that day. If the Fund receives your order and payment in the form of Federal Funds after 5:00 p.m. Eastern Time on a Business Day or after 12:00 noon Eastern Time on a Half Day, your order will be processed the next Business Day. A "Business Day" is any day on which the New York Federal Reserve and the New York Stock Exchange are open for business.

TELEPHONE AND FACSIMILE PURCHASES

     You can purchase Fund shares by telephone or facsimile once you have established your account with the Fund and your telephone and facsimile privileges have been approved by the Fund. In order to qualify for dividends on the day of purchase, telephone or facsimile orders must be placed and Federal Funds must be in the Fund's custody account by 5:00 p.m. Eastern Time on Business Days. In order to qualify for dividends on the day of purchase on Half Days, telephone or facsimile orders must be placed and Federal Funds must be in the Fund's custody account by 12:00 noon that day. If Federal Funds arrive in the Fund's custody account after the stated deadlines for both Business Days and Half Days, the account will be credited the next Business Day.

MINIMUM INVESTMENT AND ACCOUNT BALANCES

     The minimum initial investment in the Fund is $2,000,000 and additional investments may be made in any amount. The minimum purchase requirements do not apply to reinvested dividends. If an account balance falls below $200,000 due to redemptions or exchanges, the account may be closed and the proceeds wired to the bank account of record, or a check will be issued and sent to the party of record. An investor will be given 30 days notice that the account will be closed unless an additional investment is made to increase the account balance to the $200,000 minimum.

STATEMENTS AND REPORTS

     The Trust will send you a statement of your account after every transaction that affects your share balance or your account registration. A statement with tax information and an annual statement will be mailed to you by January 31 of each year, and also will be filed with the IRS. At least twice a year, you will receive financial statements in the form of Annual and Semi-Annual Reports of the Fund.


HOW TO REDEEM SHARES

GENERAL PROCEDURES

     Shareholders may redeem all or any part of the value of their account(s) on any Business Day. You may redeem by mail, telephone or facsimile if you have established that capability with the Fund. Redemption orders are processed at the net asset value per share next determined after the Fund receives your order. If the Fund receives your redemption order before 1:00 p.m. Eastern Time, on a Business Day other than a Half Day, or by 11:00 a.m. Eastern Time on a Half Day, the Fund will pay for your redeemed shares on that Business Day. Otherwise, the Fund will pay for your redeemed shares on the next Business Day. The Fund reserves the right to pay for redeemed shares within seven days after receiving your redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Fund.

REGULAR REDEMPTION

     You may redeem shares by sending a written request to Institutional Investors Trust, P.O. Box 1978, Boston, Massachusetts 02015. You must sign a redemption request. (All individuals with authority on the account must co-sign.) Your written redemption request must:

     (i)    state the number of shares to be redeemed;
     (ii)   identify your shareholder account number; and
     (iii)  provide your tax identification number.

     Each signature must be guaranteed by either a bank that is a member of the FDIC, a trust company or a member firm of a national securities exchange or other eligible guarantor institution. The Fund will not accept guarantees from notaries public. Guarantees must be signed by an authorized person at the guarantor institution, and the words "Signature Guaranteed" must appear with the signature. A redemption request will not be deemed to be properly received until the Fund receives all required documents in proper form.

     When the Fund wires your redemption proceeds, the wire must be paid to the same bank and account as designated on the Trust's Account Application or in your written instructions to the Fund. If your bank is not a member of the Federal Reserve System, your redemption proceeds will be wired to a correspondent bank. Immediate notification by the correspondent bank to your bank will be necessary to avoid a delay in crediting the funds to your bank account.

TELEPHONE REDEMPTION

     You may redeem shares by telephone. Shareholders must check the appropriate box on the Account Application to activate the telephone redemption privilege. Shares may be redeemed by telephoning the Fund at (800) 298-3442 and giving the account name, account number, Personal Identification Number (PIN#), name of Fund and amount of redemption. Proceeds from redemptions will be wired directly to your account at a commercial bank within the United States.

     In order to arrange for telephone redemptions after you have opened your account, or to change the bank, account or address designated to receive redemption proceeds, send a written request to the Fund at the address listed under "Regular Redemption". The request must be signed by you and each other shareholder of the account involved, with the signatures guaranteed as described above. The Trust may modify or terminate procedures for redeeming shares by telephone but will not materially change or terminate it without giving shareholders 60 days' written notice.

     During periods of substantial economic or market change, telephone redemptions may be difficult to complete. If you are unable to contact the Fund by telephone, you may redeem your shares by mail as described above under "Regular Redemption".

     By electing the telephone redemption option, you may be giving up a measure of security which you might have had if you were to redeem in writing. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, such as recording telephone calls, providing written confirmation of transactions, or requiring a form of personal identification prior to acting on instructions received by telephone. To the extent the Trust does not employ reasonable procedures, it and/or its service contractors may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Trust, the Transfer Agent nor ALPS will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. Accordingly, you, as a result of this policy, may bear the risk of fraudulent telephone redemption transactions.

GENERAL REDEMPTION INFORMATION

     Except for the presence of certain exceptional circumstances as described in the Investment Company Act of 1940, the Fund will pay for redeemed shares by mail within seven days after the Fund receives your order and supporting documents in proper form (except as provided by the rules of the Securities and Exchange Commission). Where payment is to be made by wire via the Federal Reserve Wire System, the Fund will wire redemption proceeds on the same day after receiving your redemption order, provided it is made before 1:00 P.M. Eastern Time on business days and 11:00 a.m. Eastern Time on Half Days. However, if any of the shares were purchased by check, the Fund may delay the payment of redemption proceeds until the Transfer Agent is reasonably satisfied that the check has been collected, which could take up to 15 days from the purchase date.

     There is no charge for share redemptions. The Fund may redeem an account that has a balance of less than $2,000,000 if the shareholder does not increase the amount of the account to at least $2,000,000 upon 30 days' notice.

     Please direct questions concerning the proper form for redemption requests to the Fund at (800) 298-3442.

SHAREHOLDER SERVICES

EXCHANGE PRIVILEGE

     You may sell your Fund shares and buy shares of the U.S. Treasury Money Market Fund, another portfolio of the Trust, in exchange by written request. There are no fees or commissions for exchanging Trust shares. If you have checked the appropriate box on your Account Application, you may also initiate exchanges by telephone. Exchange requests should be directed to the Fund at
(800) 298-3442.

     Exchange transactions must be for amounts of $1,000 or more. Exchanges may have tax consequences, so you should consult your tax adviser for further information. The U.S. Treasury Money Market Fund must be registered for sale in your state and must meet the investment criteria for your institution. See "Suitability". Prior to requesting an exchange of Fund shares you should call the Fund at (800) 298-3442. You should read the current prospectus for the U.S. Treasury Money Market Fund before investing. Each Fund has its own minimum balance requirements which must be adhered to.

     During periods of significant economic or market change, telephone exchanges may be difficult to complete. If you are unable to contact the Fund by telephone, you may also mail the exchange request to the Fund at the address listed under "Regular Redemption". Neither the Trust, the Transfer Agent nor ALPS will be responsible for the authenticity of exchange instructions received by telephone except as set forth under "How to Redeem Shares - Telephone Redemption".

     The Trust can provide you with information concerning certain limitations on the exchange privilege, including those related to frequency. The Trust may modify or terminate the exchange privilege but will not materially change or terminate it without giving shareholders 60 days' written notice.

TAXES

     While municipal investors are generally exempt from Federal income taxes, each investor should independently ascertain its tax status. With respect to investors who are not exempt from Federal income taxes, dividends derived from net investment income and short term capital gains are taxable as ordinary income distributions and are taxable when paid, whether investors receive distributions in cash or reinvest them in additional shares, except that distributions declared in December and paid in January are taxable as if paid on December 31. The Fund will send to non-exempt investors an IRS Form 1099-DIV showing their taxable distributions for the past calendar year.

     The Fund has qualified and intends to continue to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). This qualification will relieve the Fund of liability for Federal income taxes, to the extent its earnings are distributed in accordance with the Code.

     The information above is only a summary of some of the federal tax consequences generally affecting the Fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to Federal taxes, investors may be subject to state or local taxes on their investment. Investors should consult their tax advisor to determine whether the Fund is suitable to their particular tax situation.

     When investors sign their account application, they will be asked to certify that their social security or taxpayer identification number is correct and that they are not subject to 31% backup withholding for failing to report income to the IRS. If investors violate IRS regulations, the IRS can require the Fund to withhold 31% of taxable distributions and redemptions.

     The Fund declares dividends from net investment income daily and pays such dividends monthly. The Fund intends to distribute substantially all of its net investment income and capital gains, if any, to shareholders within each calendar year as well as on a fiscal year basis.

     Since all of the Fund's net investment income is expected to be derived from earned interest, it is anticipated that all dividends paid by the Fund will be taxable as ordinary income to those shareholders who are not exempt from Federal income taxes, and that no part of any distribution will be eligible for the dividends received deduction for corporations.

OTHER INFORMATION

CAPITALIZATION

     The Trust was organized as a Delaware Business Trust on November 30, 1993 and consists of two separate portfolios or series, one of which is offered in this Prospectus. The Board of Trustees may establish additional series in the future. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. When issued, shares of the Trust are fully paid and non-assessable.

     Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of a series of the Trust but only to the extent of the shareholder's investment in such series. However, the Trust Instrument disclaims liability of the shareholders, Trustees or Officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of each series of the Trust and requires that notice of the disclaimer be given in each contract or obligations entered into or executed by the Trust or the Trustees. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote and is limited to the amount of the shareholder's investment in the Fund.

VOTING

     Shareholders have the right to vote in the election of Trustees and on any and all matters on which, by law or under the provisions of the Trust Instrument, they may be entitled to vote. The Trust is not required to hold regular annual meetings of the Fund's shareholders and does not intend to do so. The Fund may vote separately on items which affect only the Fund.

     The Trust Instrument provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting of shareholders for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust or the Fund.

     Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). As used in this Prospectus, the phrase "vote of a majority of the outstanding shares" of the Fund (or the Trust) means the vote of the lesser of: (1) 67% of the shares of the Fund (or the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy: or (2) more than 50% of the outstanding shares of the Fund.

PERFORMANCE INFORMATION

     From time to time, the Fund may quote its "yield" and "effective yield" in advertisements or in communications to shareholders. BOTH YIELD FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "yield" quoted in advertisements refers to the income generated by an investment in the Fund over a specified seven-day period. This income is then "annualized". That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of the assumed reinvestment.

     Additionally, the yield of the Fund may be compared in advertisements or in reports to shareholders to those of other mutual funds with similar investment objectives and to other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the Funds' yields may be compared to the IBC/DONOGHUE'S MONEY FUND AVERAGE, which is an average complied by IBC/DONOGHUE'S MONEY FUND REPORT. In addition, yields may be compared to the average yields reported by the BANK RATE MONITOR for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas.

     Yield data as reported in national financial publications, including MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL and THE NEW YORK TIMES, or in publications of a local or regional nature, may also be used in comparing the yields of the Fund.

     Since yields fluctuate, you cannot necessarily use yield data to compare an investment in the Funds' shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Yield is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions. Any fees charged by service institutions directly to their customer accounts in connection with investments in shares of the Fund will not be included in the Fund's calculations of yield.

INQUIRIES

     Please write or call the Trust at the address or telephone number listed on the cover of this Prospectus with any inquiries you may have regarding the Fund or any other investment portfolios of the Trust that are not offered by this Prospectus.

INVESTMENT ADVISER


GE Investment Management Incorporated
3003 Summer Street
P.O.Box 7900
Stamford, Connecticut  06905


DISTRIBUTOR & ADMINISTRATOR
ALPS Mutual Funds Services, Inc.
370 Seventeenth Street
Suite 2700
Denver, Colorado  80202

LEGAL COUNSEL
Baker & McKenzie
805 Third Avenue
New York, New York  10022

INDEPENDENT AUDITORS
Deloitte & Touche LLP
555 Seventeenth Street
Suite 3600
Denver, Colorado  80202

CUSTODIAN
State Street Bank and Trust
Company of Connecticut N.A.
750 Main Street
Suite 1114
Hartford, Connecticut  06103

SUB-CUSTODIAN & TRANSFER AGENT
State Street Bank & Trust Company
P.O. Box 1978
Boston, Massachusetts 02105













NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

INSTITUTIONAL INVESTORS TRUST   MARCH 26, 1997

370 Seventeenth Street
Suite 2700
Denver, Colorado  80202

For additional information, call (800) 298 3442

U.S. TREASURY MONEY MARKET FUND


     This Prospectus describes the U.S. Treasury Money Market Fund (the "Fund"), a diversified no-load money market fund offered to municipal and other institutional investors by Institutional Investors Trust (the "Trust") (formerly FGIC Public Trust), a Delaware business trust. Shares of the Fund are sold without the imposition of Rule 12b-1 fees or other sales-related charges.


     The Fund seeks to provide investors with as high a level of current income as is consistent with the preservation of capital and liquidity by investing exclusively in U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury and repurchase agreements collateralized to 102% by these obligations. The Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less and seeks to maintain its net asset value per share at $1.00 for purposes of purchases and redemptions.


     Shares of the Fund are sold directly and exclusively to municipal investors which include municipalities, counties and state agencies as well as other institutional investors, including broker/dealers, corporations, investment advisers, credit unions, banks, insurance companies and other financial institutions.

     The Fund is sponsored and distributed by ALPS Mutual Funds Services, Inc. ("ALPS" or the "Administrator" or "Distributor") and is advised by GE Investment Management Incorporated ("GEIM" or the "Adviser").

     SHARES IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OR INSURER AND THEY MAY INVOLVE INVESTMENT RISKS INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


     This Prospectus sets forth concisely the information you should consider before investing in the Fund. Please read this Prospectus and keep it for future reference. Additional information about the Fund is contained in a Statement of Additional Information (the "Statement of Additional Information") which has been filed with the Securities and Exchange Commission and is available upon request without charge by writing to or calling the Trust at the address and telephone number listed above. The Statement of Additional Information bears the same date as this Prospectus and is incorporated herein by reference.





THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

                             TABLE OF CONTENTS                        PAGE
                                                                      ----
EXPENSE SUMMARY  . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3

FINANCIAL HIGHLIGHTS . . . . . . . . . . . . . . . . . . . . . . . . . . 4

FUND OPERATIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5

SUITABILITY. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7

MANAGEMENT OF THE FUND . . . . . . . . . . . . . . . . . . . . . . . . . 8

HOW TO INVEST IN THE FUND. . . . . . . . . . . . . . . . . . . . . . . . 9

HOW TO REDEEM SHARES . . . . . . . . . . . . . . . . . . . . . . . . . .10

SHAREHOLDER SERVICES . . . . . . . . . . . . . . . . . . . . . . . . . .12

TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .12

OTHER INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . .13

EXPENSE SUMMARY

    The summary below shows shareholder transaction expenses imposed by the Fund and annual Fund operating expenses based on the actual operating expenses for the fiscal year ended April 30, 1996, adjusted to reflect current fees of the Fund. A hypothetical example based on the summary is also shown. "Shareholder Transaction Expenses" are charges you pay when buying or selling shares of the Fund whereas "Annual Fund Operating Expenses" are paid out of the Fund's assets and include fees for portfolio management, Fund administration and other services.

SHAREHOLDER TRANSACTION EXPENSES

    Maximum Sales Load on
     Purchases of Fund Shares          None
    Deferred Sales Load                None
    Redemption Fees                    None
    Exchange Fee                       None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

    The Management Fees described in the table below are based upon the average daily net assets of the Fund for the fiscal year ended April 30, 1996. Management Fees may be higher to the extent the Fund's average net assets exceed $500 million. Please read the following Annual Fund Operating Expenses summary and accompanying footnotes carefully before investing.


    Management Fees (1)               0.05%
    12b-1 Fees                         None
    All Other Expenses(2)
      (Net of Reimbursement)           0.25%
                                       ----
    Total Fund Operating Expenses
      (Net of Fee Waivers and
      Reimbursements)(2)               0.30%
                                       ----
                                       ----

    (1) The Fund is obligated to pay management fees to GEIM at the maximum annual rate of 0.15% of the Fund's average net assets. Under its Investment Advisory Agreement with the Fund, GEIM is entitled to receive management fees of 0.05% on the first $500 million of average net assets of the Fund, 0.075% on the next $500 million, 0.10% on average net assets in excess of $1 billion but not exceeding $1.5 billion, and 0.15% on average net assets in excess of $1.5 billion.

    (2) The amount for "All Other Expenses" includes administration fees payable to the Administrator calculated daily and payable monthly, at an annual rate of the greater of $750,000 or 0.18% of average daily net assets of the Trust up to $500 million, 0.15% of average daily net assets of the Trust in excess of $500 million up to $1 billion and 0.12% of average daily net assets of the Trust in excess of $1 billion. The Administrator has stated that it will voluntarily waive a portion of the administration fees otherwise payable by the Fund, as well as voluntarily assume a portion of Fund expenses to the extent necessary for the Fund to maintain a total expense ratio of not more than 0.30% of the average net assets of the Fund. The Trust will consider whether to maintain the current total expense ratio at 0.30% of average net assets or whether such ratio should be increased. It is not currently anticipated that this ratio would increase by more than 0.05% to a total expense ratio of not more than 0.35% of average net assets. Without this voluntary fee waiver and assumption of expenses, and assuming payment of the maximum management fee, All Other Expenses and Total Fund Operating Expenses would be 0.36% and 0.51%, respectively, of the average net assets of the Fund. The Administrator reserves the right to modify or terminate its fee waiver and assumption of expenses at any time.


    THE FOLLOWING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. THE EXPENSES SET FORTH ABOVE AND THE EXAMPLE SET FORTH BELOW REFLECT THE NON-IMPOSITION OF CERTAIN FEES AND EXPENSES. THE ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

EXAMPLE:

    Based upon the above summary of expenses and assuming a 5% annual return, redemption at the end of each time period and the reinvestment of all dividends and distributions, you would pay the following expenses on a $100,000 investment in the Fund:

         1 YEAR              $308
         3 YEARS             $967
         5 YEARS             $1,689
         10 YEARS            $3,813

OTHER INFORMATION

    The Expense Summary and Example are intended to help you understand the expenses you would bear either directly (as with the Shareholder Transaction Expenses) or indirectly (as with the Annual Fund Operating Expenses) as a Fund shareholder. As stated above, the Fund does not impose any sales-related charges in connection with purchases of its shares, although certain service institutions may charge their clients fees in connection with purchases and sales for the accounts of their clients. These fees are in addition to the expenses shown in the Expense Summary and Example. For a more complete description of the Fund's operating expenses, see "Management of the Fund" in this Prospectus and the Statement of Additional Information.


FINANCIAL HIGHLIGHTS

    The financial highlights have been derived from the Fund's financial statements for the fiscal period ended April 30, 1996, which have been audited by Deloitte & Touche LLP, independent auditors, whose report on the financial statement of the Fund is included in the Statement of Additional Information. The financial highlights also reflect the operations of the Fund while the Fund's investment adviser was FGIC Advisors, Inc. GEIM was approved as the Fund's investment adviser at a Special Meeting of the shareholders of the Fund on March 21, 1997. You should read the financial highlights with the financial statements and related notes included in the Statement of Additional Information. Further information about the performance of the Fund is available in the annual report to shareholders. You may obtain both the Statement of Additional Information and the annual report to shareholders free of charge by calling or writing to the Trust at the telephone or address listed on the first page.

FINANCIAL HIGHLIGHTS

U.S. TREASURY MONEY MARKET FUND
Selected data for a share of beneficial interest
outstanding throughout the periods indicated:
                                                    For the        For the
                                                   Year Ended    Period Ended
                                                    April 30,      April 30,
                                                      1996          1995(1)
                                                  ------------   ------------
Net asset value - beginning of period                 $1.00          $1.00
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                  0.05           0.04
--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                  (0.05)         (0.04)
--------------------------------------------------------------------------------
Net asset value - end of period                       $1.00          $1.00
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Return                                           5.44%          4.71%(2)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                    $316,364            $109,055
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ratio of expenses to average net assets                0.30%          0.50%(2)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets                                   5.36%          4.87%(2)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ratio of expenses to average net assets
  without fee waivers                                  0.71%          1.32%(2)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ratio of net investment income to average
  net assets without fee waivers                       4.95%          4.05%(2)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(1)  Operations commenced on May 25, 1994.
(2)  Annualized.

FUND OPERATIONS

INVESTMENT OBJECTIVE

    The Adviser will use its best efforts to achieve the investment objective of the Fund as described below, although the achievement of the investment objective, of course, cannot be assured. You should not consider the Fund, by itself, to be a complete investment program. The Fund is a diversified, open-end management investment company.

    The Fund's investment objective is to seek as high a level of current income as is consistent with preservation of capital and liquidity. The securities held by the Fund have remaining maturities of thirteen months or less. The average weighted maturity of the securities held by the Fund will not exceed 90 days. The Fund's investment objective may not be changed without approval of a majority of the Fund's outstanding shares.

    In seeking to achieve its investment objective, the Fund invests exclusively in direct obligations of the U.S. Treasury, such as Treasury bills and notes and repurchase agreements with respect to such obligations. The Board of Trustees shall make a determination that all portfolio securities purchased by the Fund present minimal credit risk.

    Securities issued by the U.S. Treasury have historically involved little risk of default. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund. The Fund will seek to maintain a stable Net Asset Value at $1.00 per share. There is no assurance that the Fund will meet its investment objective. Neither the United States, nor any agency or instrumentality thereof, has guaranteed, sponsored or approved the Fund or its shares.

INVESTMENT POLICIES

    Securities held by the Fund may be subject to repurchase agreements. A repurchase agreement is a transaction in which the Fund agrees to purchase portfolio securities from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price. Although the securities subject to a repurchase agreement might bear maturities exceeding thirteen months, the Fund will only enter into repurchase agreements with maturities in excess of seven days in cases where a liquidity feature, such as a put option, permits the Fund to liquidate or terminate the repurchase agreement within seven days. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the repurchase agreement at not less than 102% of the principal value of the repurchase agreement, including any accrued interest earned on the repurchase agreement, and that the Fund's custodian or subcustodian will take possession of such collateral. The seller will collateralize the repurchase agreement with U.S. Treasury obligations and other direct obligations of the U.S. Government. Default by or bankruptcy of the seller may, however, expose the Fund to possible loss because of adverse market action or delay or transaction costs in connection with the disposition of the underlying obligations. The Fund may enter into agreements with a single counterparty that constitutes more than 5% of Fund assets.

    The Fund may, in certain cases, calculate the maturity of a security with a floating or variable rate or a demand feature in the manner specified in Rule 2a-7 under the Investment Company Act, with the effect that the maturity is deemed to be shorter than its final date.

    The Fund intends to purchase U.S. Treasury securities at auction from the Federal Reserve.

    Subject to the investment restrictions described below, the Fund may, from time to time, lend securities from its portfolio to brokers, dealers and financial institutions and receive collateral in cash or U.S. Treasury obligations which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Fund will be entitled to the interest paid upon investment of the cash collateral in its permitted investments or to the payment of a premium or fee for the loan. The Fund may at any time call such loans and obtain the securities loaned. However, if the borrower of the securities should default on its obligation to return the securities borrowed, the value of the collateral may be insufficient to permit the Fund to reestablish its position by making a comparable investment due to changes in market conditions. The Fund may pay reasonable fees to persons unaffiliated with the Fund in connection with arranging such loans. The Fund will only engage in securities lending transactions with broker-dealers registered with the Securities and Exchange Commission, or with federally supervised banks or savings and loan associations. Currently, the Fund does not intend to lend portfolio securities.

INVESTMENT RESTRICTIONS

    The Fund is subject to a number of investment restrictions which reflect self-imposed standards as well as federal and state regulatory limitations. These limitations are designed to minimize certain risks associated with investing in specified types of securities or engaging in certain transactions. The Investment Restrictions may be changed only by a vote of a majority of the Fund's outstanding shares.

    The Fund may not:

    1) Purchase securities other than direct obligations of the U.S. Treasury, some of which may be subject to repurchase agreements, and repurchase agreements collateralized to 102% by direct U.S. Treasury obligations.

    2) Make loans, except that the Fund may purchase or hold debt instruments, lend portfolio securities, and enter into repurchase agreements in accordance with its investment objective and policies.

    3) Borrow money or issue senior securities, except that the Fund may borrow from banks for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowings and in amounts not in excess of the dollar amounts borrowed or 10% of the value of the Fund's assets at the time of borrowing. The Fund may not purchase securities while its borrowings are outstanding.

    4) With respect to more than 10% of Fund assets, enter into repurchase agreements providing for settlement more than seven days after notice without a liquidity feature such as a put option, permitting the Fund to liquidate or terminate the repurchase agreement withing seven days.


    5) Purchase municipal bonds issued by an issuer any of whose outstanding bonds are insured by Financial Guarantee Insurance Corporation ("FGIC").


    6) Purchase collateralized mortgage obligations, inverse floaters or any other securities commonly known as "derivatives".

    7) Purchase illiquid securities, except for fully collateralized repurchase agreements that, because of term limitations, are deemed to be illiquid.

    8)  Hold securities with remaining maturities exceeding thirteen months.

    9)  Purchase reverse repurchase agreements.

DETERMINATION OF NET ASSET VALUE

    The value of the Fund's shares is referred to as "net asset value". Net asset value per share for purposes of pricing purchases and redemptions is calculated by adding the value of all securities and other assets belonging to the Fund, subtracting its liabilities, and dividing the result by the number of the Fund's outstanding shares. Net asset value is determined as of 5:00 p.m. Eastern Time on each day the New York Federal Reserve and the New York Stock Exchange are open for business and as of 12:00 noon Eastern Time on any day the Public Securities Association ("PSA") recommends an early close (each such day referred to as a "Half Day"). Currently, either the New York Federal Reserve or New York Stock Exchange is closed on New Years Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. An early close is currently recommended by the PSA on the business day before each that either the New York Federal Reserve or the New York Stock Exchange observes a holiday, except for Good Friday. Additionally, the PSA recommends an early close on the business day following Independence Day and Thanksgiving Day.

    The Board of Trustees has established procedures designed to maintain a stable net asset value of $1.00 per share, to the extent reasonably possible. The Board of Trustees has approved and adopted procedures under Rule 2a-7 under the Investment Company Act of 1940, as amended, which was enacted by the SEC with the intent of stabilizing money market funds at $1.00 per share. Under the guidelines of Rule 2a-7, the Fund uses the amortized cost method to value its portfolio securities. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period of maturity, regardless of the impact of fluctuating interest rates on the market value of the security. Rule 2a-7 also provides that the Fund must also do a "mark-to-market" analysis, where it is determined the degree to which any variations may exist between the amortized pricing method and the actual market price of the securities in the Fund. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity.

    Rule 2a-7 also requires the Fund to maintain a dollar weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities of 13 months or less and invest only in securities determined by the Trust's Board of Trustees to be "eligible securities" and that present minimal credit risks. The Board of Trustees or its delegate reviews the portfolio securities monthly and at regularly scheduled quarterly Board of Trustees meetings. There can be no assurance that at all times the $1.00 price per share can be maintained. See the Statement of Additional Information for more details.

DIVIDENDS AND DISTRIBUTIONS

    The Fund's net income is declared daily as a dividend at the close of business on the day of declaration. Your shares begin earning dividends on the day you purchase them, and continue to earn dividends through and including the day before you redeem them. See "How to Invest in the Fund". The Fund pays dividends not later than five business days after the end of each month in the form of additional shares of the Fund, unless you elect prior to the date of distribution to receive payment in cash. Reinvested dividends and distributions receive the same tax treatment as those paid in cash. If you redeem all of your shares in the Fund, the Fund will pay your dividends in cash not later than five business days after the redemption.

SUITABILITY


    The Fund is designed as an economical and convenient professionally managed investment vehicle for institutional investors with cash balances or cash reserves who seek as high a level of current income as is consistent with preservation of capital and liquidity. The Fund is designed to meet the specific cash management needs of institutional investors such as Municipal Investors, broker/dealers, corporations, investments advisers, credit unions, banks, insurance companies and other financial institutions. "Municipal Investors" include any State, county, municipality, school district, special district or political subdivision in the United States.


    Legislation in each state sets forth guidelines and limitations with respect to investments by Municipal Investors located within the state. In addition, Municipal Investors may be subject to local laws or have their own guidelines and policies prescribing acceptable investments for cash management purposes. Each Municipal Investor planning to invest in the Fund must independently verify that the Fund meets all of the criteria of investment policies and guidelines applicable to such Municipal Investor.

    Future statutory or regulatory changes, as well as future judicial or administrative decisions and interpretations of present and future statutes and regulations could prevent a Municipal Investor from continuing its investment in the Fund. Each Municipal Investor should therefore remain aware of any changes in the applicable regulation of permitted investments.


    The Fund offers the advantages of purchasing power efficiencies and diversification of risk. Generally, in purchasing debt instruments from dealers, the percentage difference between the bid and asked price tends to decrease as the size of the transaction increases. The Fund also offers investors the opportunity to participate in a portfolio of U.S. Treasury obligations which is more diversified in terms of issuers and maturities than a portfolio a single investor may otherwise be able to invest in.

    Investment in the Fund relieves the investor of money management and administrative burdens usually associated with the direct purchase and sale of U.S. Treasury debt instruments. This includes the selection of the portfolio investments; surveying the market for the best terms at which to buy and sell; scheduling and monitoring maturities and reinvestments; receipt, delivery and safekeeping of securities; and portfolio recordkeeping.


    The Fund qualifies as an eligible investment for federally chartered credit unions pursuant to Sections 107 of the Federal Credit Union Act and Part 703 of the National Credit Union Administration Rules and Regulations. The Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and take such action as may be necessary so that the investments of the Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder. Shares of the Fund, however, may or may not qualify as eligible investments for particular state chartered credit unions. The
Fund encourages each state chartered credit union to consult qualified legal counsel concerning whether the Fund is a permissible investment under the laws applicable to it.

MANAGEMENT OF THE FUND

INVESTMENT ADVISER


    At a meeting held on January 20, 1997, the Trustees approved a new Investment Advisory Agreement with GEIM. The new Investment Advisory Agreement was submitted to shareholders for their consideration pursuant to a Proxy Statement dated March 3, 1997 and subsequently approved by a majority of the shareholders at a Special Meeting held on March 21, 1997. The Adviser is a wholly-owned subsidiary of General Electric Company ("GE"). The principal address of the Adviser is 3003 Summer Street, Stamford, CT 06905.

    GEIM and General Electric Investment Corporation ("GEIC"), an affiliated company of GEIM wholly-owned by GE, collectively provide investment management services to various institutional accounts with total assets, as of December 31, 1996, in excess of $57 billion, including $910 million in money market funds.

    Pursuant to the Investment Advisory Agreement, the Adviser has agreed to provide a continuous investment program for the Fund, including investment research and management with respect to the assets of the Fund. GEIM is entitled to receive management fees of 0.05% on the first $500 million of the average net assets of the Fund, 0.075% on the next $500 million, 0.10% in excess of $1 billion but not exceeding $1.5 billion and 0.15% on average net assets in excess of $1.5 billion.


ADMINISTRATOR AND BOOKKEEPING AND PRICING AGENT


    ALPS serves as the Fund's Administrator. As Administrator, ALPS has agreed to: assist in maintaining the Fund's office; furnish the Fund with clerical and certain other services; compile data for and prepare notices and semi-annual reports to the Securities and Exchange Commission; prepare filings with state securities commissions; coordinate Federal and state tax returns; monitor the Fund's expense accruals; monitor compliance with the Fund's investment policies and limitations; and generally assist in the Fund's operations. ALPS is entitled to receive a fee from the Fund for its administrative services computed daily and payable monthly, at the annual rate of the greater of $750,000 or 0.18% of average daily net assets of the Trust up to $500 million, 0.15% of average daily net assets of the Trust in excess of $500 million up to $1 billion and 0.12% of average daily net assets of the Trust in excess of $1 billion. ALPS has stated that it will voluntarily waive a portion of the administration fees otherwise payable by the Fund, as well as voluntarily assume a portion of the Fund expenses, to the extent necessary for the Fund to maintain a total expense ratio of not more than 0.30% of the average net assets of the Fund. The Trust will consider whether to maintain the current total expense ratio at 0.30% of average net assets or whether such ratio should be increased. It is not currently anticipated that this ratio would increase by more than 0.05% to a total expense ratio of not more than 0.35% of average net assets. ALPS reserves the right to modify or terminate its fee waiver and assumption of expenses at any time.


    ALPS also serves as the Fund's Bookkeeping and Pricing Agent. In this capacity, ALPS has agreed to maintain the financial accounts and records of the Fund and to compute the net asset value and certain other financial information relating to the Fund.

CUSTODIAN

    State Street Bank and Trust Company of Connecticut, N.A., located at 750 Main Street, Suite 1114, Hartford, Connecticut 06103, serves as Custodian for the Fund.

SUB-CUSTODIAN AND TRANSFER AGENT

    State Street Bank and Trust Company, located at P.O. Box 1978, Boston, Massachusetts 02015, serves as Sub-Custodian and Transfer Agent for the Fund.


HOW TO INVEST IN THE FUND


    Shares in the Fund are distributed on a continuous basis by ALPS, the Fund's Sponsor and Distributor. ALPS has its principal office at 370 Seventeenth Street, Suite 2700, Denver, Colorado 80202 and may be reached at
(800) 298-3442.


GENERAL PROCEDURES

    You may purchase Fund shares through ALPS or the Fund's Transfer Agent.
You may pay for your purchase of Fund shares by check, money order or by using the Federal Reserve Wire System. The check or money order must be payable in U.S. dollars to the Fund and be drawn on a bank located within the United States. Shares of the Fund may be purchased at the net asset value next determined after an order is received and accepted. The Fund does not impose any sales-related charges in connection with purchases of shares. The Fund may discontinue offering its shares in any state without notice to shareholders.

    An initial investment in the Fund must be preceded or accompanied by a completed, signed application. The application should be forwarded to:


         Institutional Investors Trust
         P.O. Box 1978,
         Boston, Massachusetts  02015


    Purchases by telephone can be made after an account has been established by the Transfer Agent. The Trust reserves the right to reject any purchase order.

PURCHASE PRICE

    Your purchase of Fund shares will be effected at the net asset value next determined after the Fund receives your purchase order in proper form and payment in the form of Federal Funds. If you pay by check, Federal Funds will generally be available to the Fund two Business Days after the Fund receives your check. If your order is accompanied by Federal Funds, or is converted into Federal Funds by 5:00 p.m. Eastern Time on a Business Day or 12:00 noon Eastern Time on a Half Day, it will be executed on that day. If the Fund receives your order and payment in the form of Federal Funds after 5:00 p.m. Eastern Time on a Business Day or after 12:00 noon Eastern Time on a Half Day, your order will be processed the next Business Day. A "Business Day" is any day on which the New York Federal Reserve and the New York Stock Exchange are open for business.

TELEPHONE AND FACSIMILE PURCHASES

    You can purchase Fund shares by telephone or facsimile once you have established your account with the Fund and your telephone and facsimile privileges have been approved by the Fund. In order to qualify for dividends on the day of purchase, telephone or facsimile orders must be placed and Federal Funds must be in the Fund's custody account by 5:00 p.m. Eastern Time on Business Days. In order to qualify for dividends on the day of purchase on Half Days, telephone or facsimile orders must be placed and Federal Funds must be in the Fund's custody account by 12:00 noon that day. If Federal Funds arrive in the Fund's custody account after the stated deadlines for both Business Days and Half Days, the account will be credited the next Business Day.

MINIMUM INVESTMENT AND ACCOUNT BALANCES

    The minimum initial investment in the Fund is $100,000 and additional investments may be made in any amount. The minimum purchase requirements do not apply to reinvested dividends. If an account balance falls below $25,000 due to redemptions or exchanges, the account may be closed and the proceeds wired to the bank account of record, or a check will be issued and sent to the party of record. An investor will be given 30 days notice that the account will be closed unless an additional investment is made to increase the account balance to the $25,000 minimum.

STATEMENTS AND REPORTS

    The Trust will send you a statement of your account after every transaction that affects your share balance or your account registration. A statement with tax information and an annual statement will be mailed to you by January 31 of each year, and also will be filed with the IRS. At least twice a year, you will receive financial statements in the form of Annual and Semi-Annual Reports of the Fund.

HOW TO REDEEM SHARES

GENERAL PROCEDURES

    Shareholders may redeem all or any part of the value of their account(s) on any Business Day. You may redeem by mail, check, telephone or facsimile if you have established that capability with the Fund. Redemption orders are processed at the net asset value per share next determined after the Fund receives your order. If the Fund receives your redemption order before 1:00 P.M. Eastern Time, on a Business Day other than a Half Day, or by 11:00 A.M. Eastern Time on a Half Day, the Fund will pay for your redeemed shares on that day. Otherwise, the Fund will pay for your redeemed shares on the next Business Day. The Fund reserves the right to pay for redeemed shares within seven days after receiving your redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Fund.

REGULAR REDEMPTION


    You may redeem shares by sending a written request to Institutional Investors Trust, P.O. Box 1978, Boston , Massachusetts 02015. You must sign a redemption request. (All individuals with authority on the account must co-sign.) Your written redemption request must:


    (i)   state the number of shares to be redeemed;
    (ii)  identify your shareholder account number; and
    (iii) provide your tax identification number.

    Each signature must be guaranteed by either a bank that is a member of the FDIC, a trust company or a member firm of a national securities exchange or other eligible guarantor institution. The Fund will not accept guarantees from notaries public. Guarantees must be signed by an authorized person at the guarantor institution, and the words "Signature Guaranteed" must appear with the signature. A redemption request will not be deemed to be properly received until the Fund receives all required documents in proper form.

    When the Fund wires your redemption proceeds, the wire must be paid to the same bank and account as designated on the Trust's Account Application or in your written instructions to the Fund. If your bank is not a member of the Federal Reserve System, your redemption proceeds will be wired to a correspondent bank. Immediate notification by the correspondent bank to your bank will be necessary to avoid a delay in crediting the funds to your bank account.

TELEPHONE REDEMPTION


    You may redeem shares by telephone. Shareholders must check the appropriate box on the Account Application to activate the telephone redemption privilege. Shares may be redeemed by telephoning the Fund at (800) 298-3442 and giving the account name, account number, Personal Identification Number (PIN#), name of Fund and amount of redemption. Proceeds from redemptions may be wired or mailed directly to your account at a commercial bank within the United States or mailed to you at your address on the Fund's books.


    In order to arrange for telephone redemptions after you have opened your account, or to change the bank account or address designated to receive redemption proceeds, send a written request to the Fund at the address listed under "Regular Redemption". The request must be signed by you and each other shareholder of the account involved, with the signatures guaranteed as described above. The Trust may modify or terminate procedures for redeeming shares by telephone but will not materially change or terminate it without giving shareholders 60 days' written notice.

    During periods of substantial economic or market change, telephone redemptions may be difficult to complete. If you are unable to contact the Fund by telephone, you may redeem your shares by mail as described above under "Regular Redemption".

    By electing the telephone redemption option, you may be giving up a measure of security which you might have had if you were to redeem in writing. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, such as recording telephone calls, providing written confirmation of transactions, or requiring a form of personal identification prior to acting on instructions received by telephone. To the extent the Trust does not employ reasonable procedures, it and/or its service contractors may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Trust, the Transfer Agent nor ALPS will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. Accordingly, you, as a result of this policy, may bear the risk of fraudulent telephone redemption transactions.

CHECK REDEMPTION

    You may request on your account application or by written request to the Fund that the Fund provide redemption checks drawn on your account. In order to establish the checkwriting option, you must manually sign a signature card that includes all authorized individuals. Checks will be sent only to the registered owner(s) of the account and only to the address of record. Checks may be made payable to the order of any person. When a check is presented to the Transfer Agent for payment, the Transfer Agent, as your agent, will cause the Fund to redeem a sufficient number of your Fund shares to cover the amount of the check. Shares earn dividends through the day the redemption is processed. There is no charge to you for the use of the checks; however, the Transfer Agent will impose a charge for stopping payment of a check upon your request, or if the Transfer Agent cannot honor a check due to insufficient funds or other valid reasons. A request to reverse a stop payment order must be received in writing.

    Checks may not be written to redeem shares purchased by check until the date that good funds are credited to the Fund's custodian by its correspondent bank. If the amount of the check is greater than the value of the shares in your account, the check will be returned marked "insufficient Funds". Checks written on amounts subject to the hold described above will be returned marked "uncollected". If your check does not clear, you will be responsible for any loss the Fund, Custodian or Transfer Agent may incur.

    A check may not be used to close an account. Checkwriting is not available to holders of shares in certificate form or if you are subject to Internal Revenue Service backup withholding. It is also inadvisable for you to write a check for an amount close to the total value of your account. The Trust reserves the right to terminate or alter the checkwriting service at any time.

GENERAL REDEMPTION INFORMATION

    Except for the presence of certain exceptional circumstances as described in the Investment Company Act of 1940, the Fund will pay for redeemed shares by mail within seven days after the Fund receives your order and supporting documents in proper form (except as provided by the rules of the Securities and Exchange Commission). Where payment is to be made by wire via the Federal Reserve Wire System, the Fund will wire redemption proceeds on the same day after receiving your redemption order, provided it is made before 1:00 P.M. Eastern Time on business days and 11:00 a.m. Eastern Time on Half Days. However, if any of the shares were purchased by check, the Fund may delay the payment of redemption proceeds until the Transfer Agent is reasonably satisfied that the check has been collected, which could take up to 15 days from the purchase date.

    There is no charge for share redemptions. The Fund may redeem an account that has a balance of less than $25,000 if the shareholder does not increase the amount of the account to at least $25,000 upon 30 days' notice.


    Please direct questions concerning the proper form for redemption requests to the Fund at (800) 298-3442.

SHAREHOLDER SERVICES

EXCHANGE PRIVILEGE


    You may sell your Fund shares and buy shares of the U.S. Government Money Market Fund, another investment portfolio of the Trust, in exchange by written request. There are no fees or commissions for exchanging Trust shares. If you have checked the appropriate box on your Account Application, you may also initiate exchanges by telephone. Exchange requests should be directed to the Fund at (800) 298-3442.

    Exchange transactions must be for amounts of $1,000 or more. Because exchanges may have tax consequences, you should consult your tax adviser for further information. The U.S. Government Money Market Fund must be registered for sale in your state and must meet the investment criteria for your institution. See "Suitability". Prior to requesting an exchange of Fund shares, you should call the Fund at (800) 298-3442. You should read the current prospectus for the U.S. Government Money Market Fund. Each Fund has its own minimum balance requirements which must be adhered to.


    During periods of significant economic or market change, telephone exchanges may be difficult to complete. If you are unable to contact the Fund by telephone, you may also mail the exchange request to the Fund at the address listed under "Regular Redemption". Neither the Trust, the Transfer Agent nor ALPS will be responsible for the authenticity of exchange instructions received by telephone except as set forth under "How to Redeem Shares - Telephone Redemption."

    The Trust can provide you with information concerning certain limitations on the exchange privilege, including those related to frequency. The Trust may modify or terminate the exchange privilege but will not materially change or terminate it without giving shareholders 60 days' written notice.

TAXES

    While municipal investors are generally exempt from Federal income taxes, each investor should independently ascertain its tax status. With respect to investors who are not exempt from Federal income taxes, dividends derived from net investment income and short term capital gains are taxable as ordinary income distributions and are taxable when paid, whether investors receive distributions in cash or reinvest them in additional shares, except that distributions declared in December and paid in January are taxable as if paid on December 31. The Fund will send to non-exempt investors an IRS Form 1099-DIV showing their taxable distributions for the past calendar year.

    The Fund has qualified and intends to continue to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). This qualification will relieve the Fund of liability for Federal income taxes, to the extent its earnings are distributed in accordance with the Code.

    The information above is only a summary of some of the federal tax consequences generally affecting the Fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to Federal taxes, investors may be subject to state or local taxes on their investment. Investors should consult their tax advisor to determine whether a Fund is suitable to their particular tax situation.

    When investors sign their account application, they will be asked to certify that their social security or taxpayer identification number is correct and that they are not subject to 31% backup withholding for failing to report income to the IRS. If investors violate IRS regulations, the IRS can require the Fund to withhold 31% of taxable distributions and redemptions.

    The Fund declares dividends from net investment income daily and pays such dividends monthly. The Fund intends to distribute substantially all of its net investment income and capital gains, if any, to shareholders within each calendar year as well as on a fiscal year basis.

    Since all of the Fund's net investment income is expected to be derived from earned interest, it is anticipated that all dividends paid by the Fund will be taxable as ordinary income to those shareholders who are not exempt from Federal income taxes, and that no part of any distribution will be eligible for the dividends received deduction for corporations.

OTHER INFORMATION

CAPITALIZATION


    The Trust was organized as a Delaware business trust on November 30, 1993, and consists of two separate portfolios or series, one of which is offered in this Prospectus. The Board of Trustees may establish additional series in the future. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. When issued, shares of the Trust are fully paid and non-assessable.


    Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of a series of the Trust but only to the extent of the shareholder's investment in such series. However, the Trust Instrument disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of each series of the Trust and requires that notice of the disclaimer be given in each contract or obligations entered into or executed by the Trust or the Trustees. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote and is limited to the amount of the shareholder's investment in the Fund.

VOTING

    Shareholders have the right to vote in the election of Trustees and on any and all matters on which, by law or under the provisions of the Trust Instrument, they may be entitled to vote. The Trust is not required to hold regular annual meetings of the Fund's shareholders and does not intend to do so. Shareholders of the Fund may vote separately on items which affect only the Fund.

    The Trust Instrument provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting of shareholders for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust or Fund.

    Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). As used in this Prospectus, the phrase "vote of a majority of the outstanding shares" of the Fund (or the Trust) means the vote of the lesser of: (1) 67% of the shares of the Fund (or the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of the Fund.

PERFORMANCE INFORMATION

    From time to time, the Fund may quote its "yield" and "effective yield" in advertisements or in communications to shareholders. BOTH YIELD FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "yield" quoted in advertisements refers to the income generated by an investment in the Fund over a specified seven-day period. This income is then "annualized". That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of the assumed reinvestment.

    Additionally, the yield of the Fund may be compared in advertisements or in reports to shareholders to those of other mutual funds with similar investment objectives and to other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the Funds' yields may be compared to the IBC/DONOGHUE'S MONEY FUND AVERAGE, which is an average complied by IBC/DONOGHUE'S MONEY FUND REPORT. In addition, yields may be compared to the average yields reported by the BANK RATE MONITOR for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas.

    Yield data as reported in national financial publications, including MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL and THE NEW YORK TIMES, or in publications of a local or regional nature, may also be used in comparing the yields of the Fund.

    Since yields fluctuate, you cannot necessarily use yield data to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Yield is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions. Any fees charged by service institutions directly to their customer accounts in connection with investments in shares of the Fund will not be included in the Fund's calculations of yield.

INQUIRIES

    Please write or call the Trust at the address or telephone number listed on the cover of this Prospectus with any inquiries you may have regarding the Fund or any other investment portfolios of the Trust that are not offered by this Prospectus.

INVESTMENT ADVISER


GE Investment Management Incorporated
3003 Summer Street
P.O.Box 7900
Stamford, Connecticut  06905


DISTRIBUTOR & ADMINISTRATOR
ALPS Mutual Funds Services, Inc.
370 Seventeenth Street
Suite 2700
Denver, Colorado  80202

LEGAL COUNSEL
Baker & McKenzie
805 Third Avenue
New York, New York  10022

INDEPENDENT AUDITORS
Deloitte & Touche LLP
555 Seventeenth Street
Suite 3600
Denver, Colorado  80202

CUSTODIAN
State Street Bank and Trust
Company of Connecticut N.A.
750 Main Street
Suite 1114
Hartford, Connecticut  06103

SUB-CUSTODIAN & TRANSFER AGENT
State Street Bank & Trust Company
P.O. Box 1978
Boston, Massachusetts 02105













NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                                                  March 26, 1997

                          INSTITUTIONAL INVESTORS TRUST
                         U.S. TREASURY MONEY MARKET FUND
                        U.S. GOVERNMENT MONEY MARKET FUND


   SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 28, 1996


The following information supersedes any contrary information contained in the Statement of Additional Information dated August 28, 1996 for the Institutional Investors Trust (formerly FGIC Public Trust)(the "Trust") with respect to the U.S. Treasury Money Market Fund (the "Treasury Fund") and U.S. Government Money Market Fund (the "Government Fund")(collectively, the "Funds").

At a meeting held January 20, 1997, the Board of Trustees of the Trust approved new Investment Advisory Agreements between the Trust, on behalf of the Treasury Fund and the Government Fund, and GE Investment Management Incorporated ("GEIM"), a wholly-owned subsidiary of General Electric Company ("GE"). The principal address of GEIM is 3003 Summer Street, Stamford, CT 06905.

GEIM and General Electric Investment Corporation, an affiliated company of GEIM wholly-owned by GE, collectively provide investment management services to various institutional accounts with total assets, as of December 31, 1996, in excess of $57 billion, including $910 million in money market funds.

Pursuant to the Investment Advisory Agreement with the Treasury Fund, GEIM has agreed to provide a continuous investment program, including investment research and management with respect to the assets of the Fund. The Treasury Fund is obligated to pay management fees to GEIM at the maximum annual rate of 0.15% of the Treasury Fund's average net assets. Under its Investment Advisory Agreement with the Treasury Fund, GEIM is entitled to receive for its services management fees of 0.05% on the first $500 million of average net assets of such Fund, 0.075% on the next $500 million, 0.10% on average net assets in excess of $1 billion but not exceeding $1.5 billion, and 0.15% on average net assets in excess of $1.5 billion.

Pursuant to the Investment Advisory Agreement with the Government Fund, GEIM has agreed to provide a continuous investment program, including investment research and management with respect to the assets of the Fund. The Government Fund is obligated to pay management fees to GEIM at the maximum annual rate of 0.08% of the Government Fund's average net assets. Under its Investment Advisory Agreement with the Government Fund, GEIM is entitled to receive for its services management fees of 0.04% on the first $500 million of average net assets of such Fund, 0.06% on the next $500 million, and 0.08% on average net assets in excess of $1 billion.

Each new Investment Advisory Agreement was submitted to shareholders of the respective Funds for their consideration pursuant to a Proxy Statement dated March 3, 1997 and subsequently approved by a majority of the shareholders of the respective Funds at a Special Meeting held on March 21, 1997.

The Administrator has stated that it will voluntarily waive a portion of the administration fees otherwise payable by the Funds, as well as voluntarily assume a portion of expenses of the Funds to the extent necessary for the Treasury Fund to maintain a total expense ratio of not more than 0.30% of its average net assets and for the Government Fund to maintain a total expense ratio of not more than 0.20% of its average net assets. With respect to the Treasury Fund, the Trust will consider whether to maintain the current total expense ratio at 0.30% of average net assets or

                                                                  March 26, 1997



whether such ratio should be increased. It is not currently anticipated that this ratio would increase by more than 0.05% to a total expense ratio of not more than 0.35% of average net assets.

At the Special Meeting held March 21, 1997, shareholders of the Funds also approved a change of name for the Trust from FGIC Public Trust to Institutional Investors Trust. At this Special Meeting, shareholders also elected four Trustees to the Board of Trustees: Mr. W. Robert Alexander who currently serves as a Trustee of the Trust, and three new Trustees in place of Ms. Ann Stern, Mr. Maynard Jackson, Mr. William Cochran and Ms. Beverly Bunch. The newly constituted Board of Trustees has one vacancy remaining after the election of these new Trustees. Trustees deemed to be "interested persons" of the Trust for purposes of the Investment Company Act of 1940, as amended, are indicated by an asterisk. The principal occupations for the past five years of these new Trustees are as follows:

*W. Robert Alexander, 68, - Mr. Alexander, a member of the Board of Trustees since December 1993, is the Chief Executive Officer of ALPS Mutual Funds Services, Inc. which provides administration and distribution services for proprietary mutual funds complexes. Prior to co-founding ALPS, Mr. Alexander was Vice Chairman of First Interstate Bank of Denver, responsible for Trust, Private Banking, Retail Banking, Cash Management Services and Marketing. Mr. Alexander is currently a member of the Board of Trustees of The Colorado Trust, Colorado's second largest foundation, as well as a Trustee of the Hunter and Hughes Trusts. Because of his affiliation with ALPS, Mr. Alexander is considered an "interested" Trustee of FGIC Public Trust.

Mary K. Anstine, 56, - President/Chief Executive Officer, HealthONE, Denver, CO; Former Executive Vice President, First Interstate Bank of Denver. Ms. Anstine is currently a Director of the Trust Bank of Colorado, Trustee of the Denver Area Council of the Boy Scouts of America, a Director of the Junior Achievement Board and the Colorado Uplift Board, and a member of the Advisory Boards for the Girl Scouts Mile Hi Council and the Hospice of Metro Denver. Formerly, Ms. Anstine served as a Director of ALPS from October 1995 to December 1996; Director of HealthONE; a member of the American Bankers Association Trust Executive Committee; and Director of the Center for Dispute Resolution.


Edwin B. Crowder, 65, - Mr. Crowder currently operates a marketing concern with operations in the U.S. and Latin America. He has previously engaged in business pursuits in the restaurant, oil and gas drilling, and real estate development industries. Mr. Crowder is a former Director of Athletics and head football coach at the University of Colorado.

John R. Moran, Jr., 66, - Mr. Moran is President of The Colorado Trust, a private foundation serving the health and well being of the people of Colorado. An attorney, Mr. Moran was formerly a partner with the firm of Kutak Rock & Campbell in Denver, Colorado and a member of the Colorado House of Representatives. Currently, Mr. Moran is a member of the Board of Directors and Treasurer of Grantmakers in Health; a Director of the Conference of Southwest Foundations; a member of the Treasurer's Office Investment Advisory Committee for the University of Colorado; a Trustee of the Robert J. Kutak Foundation; Director of the Colorado Wildlife Heritage Foundation; and a member of the Alumni Council of the University of Denver College of Law.

As of the date of this Supplement to the Statement of Additional Information, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of the Trust.

The non-interested Trustees of the Trust receive a fee in the amount of $1,000 for attending each meeting of the Trustees and $500 for attending each committee meeting and are reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.


                                                                     Page 2 of 2